INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
NOL Carryover	$ 117,066	$ 40,115
Valuation allowance	(117,066)	(40,115)
Net deferred tax asset